Financial income (expense), net (Tables)	12 Months Ended
Dec. 31, 2016
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense), net are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Interest income	$857	7,568	$4,959
Interest expense:
Interest expense	(21,990)	(14,099)	(9,163)
Commitment fees	(1,175)	(1,191)	(1,587)
Amortization of debt issuance cost and fair value of debt assumed	(2,013)	(2,480)	(4,362)
Capitalized interest	—	—	5,447
Total interest expense	(25,178)	(17,770)	(9,665)
Gain (loss) on derivative instruments	1,839	949	(161)
Other items, net:
Foreign exchange gain (loss)	(383)	(16)	124
Bank charges, fees and other	(183)	(77)	(84)
Withholding tax on interest expense and other	(2,767)	(2,585)	(2,828)
Total other items, net	(3,333)	(2,678)	(2,788)
Total financial income (expense), net	$(25,815)	(11,931)	$(7,655)